Document and Entity Information	Oct. 30, 2024
Document And Entity Information [Line Items]
Amendment Flag	true
Amendment Description	This Amendment (this “Amendment”) to the Current Report on Form 8-K filed by SITE Centers Corp. (the “Company”) on October 31, 2024 is being filed to correct a clerical error in the Capital Structure and Debt Detail table (page 8) of the Quarterly Financial Supplement for the quarter ended September 30, 2024 (“Quarterly Supplement”) issued by the Company on October 30, 2024. Specifically, “Less: Cash (including restricted cash)” at September 30, 2024 has been corrected to be consistent with cash balances cited elsewhere in the Quarterly Supplement, and the resulting “Net Debt” and “Total Market Capitalization” amounts at September 30, 2024 have also been corrected. A revised copy of the Quarterly Supplement is furnished as Exhibit 99.1 to this Amendment and is incorporated herein by reference.
Entity Central Index Key	0000894315
Document Type	8-K/A
Document Period End Date	Oct. 30, 2024
Entity Registrant Name	SITE Centers Corp.
Securities Act File Number	1-11690
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1723097
Entity Emerging Growth Company	false
Entity Address, Address Line One	3300 Enterprise Parkway
Entity Address, City or Town	Beachwood
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	(216)
Local Phone Number	755-5500
Entity Information, Former Legal or Registered Name	Not Applicable
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Shares, Par Value $0.10 Per Share
Trading Symbol	SITC
Security Exchange Name	NYSE
Class A Cumulative Redeemable Preferred Shares [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/20 of a share of 6.375% Class A Cumulative Redeemable Preferred Shares without Par Value
Trading Symbol	SITC PRA
Security Exchange Name	NYSE